Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,318,000
Previously Paid Amount	0.00
Total Fee Amount	3,507.67
Total Offset Amount	0.00
Net Fee	3,507.67
Narrative - Max Aggregate Offering Price	$ 40,318,000
Final Prospectus	true